Auditors' remuneration	12 Months Ended
Mar. 31, 2019
Additional information [abstract]
Auditors' remuneration
Auditors’ remuneration

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Auditors’ remuneration	11,259	12,076	8,821

In fiscal 2019, auditors’ remuneration includes R0.3 million (2018: R2.2 million) in respect of fees paid to PricewaterhouseCoopers Inc. (the previous auditors of the Group) and the balance relates to Deloitte & Touche.